Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.8%
115,146	iShares 20+ Year Treasury Bond ETF	$15,596,526	1.9
641,044	Xtrackers USD High Yield Corporate Bond ETF	32,045,789	3.9

	Total Exchange-Traded Funds
	(Cost $48,207,542)	47,642,315	5.8

MUTUAL FUNDS: 94.1%
	Affiliated Investment Companies: 94.1%
3,949,616	Voya Emerging Markets Index Portfolio - Class P2	57,071,953	6.9
11,972,899	Voya International Index Portfolio - Class P2	138,885,632	16.9
1,721,066	Voya Russell Mid Cap Index Portfolio - Class P2	24,955,458	3.0
2,794,354	Voya Russell Small Cap Index Portfolio - Class P2	49,571,837	6.0
17,939,523	Voya U.S. Bond Index Portfolio - Class P2	194,823,223	23.7
15,298,345	Voya U.S. Stock Index Portfolio - Class P2	309,026,574	37.6

	Total Mutual Funds
	(Cost $665,892,120)	774,334,677	94.1

	Total Investments in Securities (Cost $714,099,662)	$821,976,992	99.9
	Assets in Excess of Other Liabilities	667,631	0.1
	Net Assets	$822,644,623	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$47,642,315	$–	$–	$47,642,315
Mutual Funds	774,334,677	–	–	774,334,677
Total Investments, at fair value	$821,976,992	$–	$–	$821,976,992

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 03/31/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$55,922,987	$2,429,566	$(2,543,452)	$1,262,852	$57,071,953	$-	$357,831	$-
Voya International Index Portfolio - Class P2	133,127,676	5,681,037	(4,393,502)	4,470,421	138,885,632	-	118,540	-
Voya Russell Mid Cap Index Portfolio - Class P2	23,635,901	1,002,536	(1,643,514)	1,960,535	24,955,458	-	(78,845)	-
Voya Russell Small Cap Index Portfolio - Class P2	32,821,464	18,277,213	(4,318,108)	2,791,268	49,571,837	-	1,650,135	-
Voya U.S. Bond Index Portfolio - Class P2	183,218,356	23,454,631	(3,701,797)	(8,147,967)	194,823,223	1,356,259	309,635	-
Voya U.S. Stock Index Portfolio - Class P2	303,549,466	11,986,149	(20,084,239)	13,575,198	309,026,574	-	4,353,246	-
	$732,275,850	$62,831,132	$(36,684,612)	$15,912,307	$774,334,677	$1,356,259	$6,710,542	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $719,321,931.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$112,633,840
Gross Unrealized Depreciation	(9,978,779)
Net Unrealized Appreciation	$102,655,061